As filed with the Securities and Exchange Commission on November 29, 2005

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                       September 30, 2005 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 97.30%                       $ 17,755,386
            =========================================================
            (Cost $15,840,819)

            BROADCAST SERVICES & PROGRAMMING - 0.19%           34,294
            ---------------------------------------------------------
    955     XM Satellite Radio Holdings, Inc. (Class A)*       34,294

            COMPUTER HARDWARE - 13.65%                      2,490,721
            ---------------------------------------------------------
 46,460     Apple Computer, Inc.*                           2,490,721

            COMPUTER PROGRAMMING SERVICES - 3.80%             694,191
            ---------------------------------------------------------
 14,900     Cognizant Technology Solutions Corp. (Class A)*   694,191

            INTERNET SOFTWARE & SERVICES - 44.06%           8,038,992
            ---------------------------------------------------------
 20,105     eBay, Inc.*                                       828,326
  3,475     Getty Images, Inc.*                               298,989
  9,405     Google, Inc. (Class A)*                         2,976,306
 30,465     Netflix, Inc.*                                    791,785
 27,730     Salesforce.com, Inc.*                             641,118
 73,950     Yahoo! Inc.*                                    2,502,468

            NETWORKING & TELECOM EQUIPMENT - 0.25%             46,648
            ---------------------------------------------------------
  1,960     Juniper Networks, Inc.*                            46,648

            RETAIL ELECTRONICS - 3.12%                        568,820
            ---------------------------------------------------------
 18,075     GameStop Corp. (Class A)*                         568,820

            SEMICONDUCTORS - 19.70%                         3,595,024
            ---------------------------------------------------------
 18,840     Broadcom Corp. (Class A)*                         883,973
 19,150     Marvell Technology Group Ltd.*                    883,007
 19,700     QUALCOMM, Inc.                                    881,575
 19,620     SanDisk Corp.*                                    946,469

            SOFTWARE - 12.53%                               2,286,696
            ---------------------------------------------------------
 29,945     Activision, Inc.*                                 612,375
 18,505     Autodesk, Inc.                                    859,372
 14,325     Electronic Arts, Inc.*                            814,949

            EXCHANGE TRADED FUNDS - 2.68%                     488,440
            =========================================================
            (Cost $483,466)
    770     Nasdaq 100 Index Tracking Stock                    30,384
 12,400     Semiconductor HOLDRs Trust                        458,056


            TOTAL INVESTMENT SECURITIES - 99.98%           18,243,826
            =========================================================
            (Cost $16,324,285)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.02%       3,281
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 18,247,107
            =========================================================
            Equivalent to $6.64 per share


*Non-income producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: November 29, 2005


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: November 29, 2005